FAIR VALUE MEASUREMENTS	12 Months Ended
Dec. 31, 2022
Fair Value Disclosures [Abstract]
FAIR VALUE MEASUREMENTS
NOTE 9  -  FAIR VALUE MEASUREMENTS

In accordance with ASC No. 820, the Company measures its money market funds and foreign currency derivative contracts at fair value. Money market funds are classified within Level 1. This is because these assets are valued using quoted market prices or alternative pricing sources and models utilizing market observable inputs. Foreign currency derivative contracts are classified within Level 2 as the valuation inputs are based on quoted prices and market observable data of similar instruments.

The Company’s financial assets measured at fair value on a recurring basis, excluding accrued interest components, consisted of the following types of instruments as of the following dates:

	December 31, 2022
	Fair value measurements using input type
	Level 1	Level 2	Total
Cash and cash equivalents:
Money market funds	$2.5		$2.5
Other current liabilities:
Foreign currency derivative instruments	-	$(56)	$(56)
Total financial assets (liabilities)	$2.5	$(56)	$(53.5)

	December 31, 2021
	Fair value measurements using input type
	Level 1	Level 2	Total
Cash and cash equivalents:
Money market funds	$2,160		$2,160
Other current assets:
Foreign currency derivative instruments		$65	$65
Total financial assets	$2,160	$65	$2,225